Share-Based Payment - Schedule of Fair Value of Restricted Stocks Granted on Grant Date is Measured Using the Discounted Cash Flow Method (Details) - Restricted share units [member]	12 Months Ended
Dec. 31, 2025 $ / shares
January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2024
Stock price	$ 138.843982
Exercise price
Perpetual growth rate	2.00%
Expected life	4 years
Expected dividend
Discount rate	10.80%
Fair value per unit (in Dollars per Share)	138.843982
September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2024
Stock price	$ 166.782762
Exercise price
Perpetual growth rate	2.00%
Expected life	4 years
Expected dividend
Discount rate	10.70%
Fair value per unit (in Dollars per Share)	166.782762
November 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2024
Stock price	$ 184.884198
Exercise price
Perpetual growth rate	2.00%
Expected life	6 months
Expected dividend
Discount rate	10.70%
Fair value per unit (in Dollars per Share)	184.884198
February 10, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2025
Stock price	$ 2.4
Exercise price
Perpetual growth rate
Expected life	4 years
Expected dividend
Discount rate
Fair value per unit (in Dollars per Share)	2.4
May 1, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 01, 2025
Stock price	$ 0.38
Exercise price
Perpetual growth rate
Expected life	8 months 12 days
Expected dividend
Discount rate
Fair value per unit (in Dollars per Share)	0.38
December 2, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2025
Stock price	$ 5.56
Exercise price
Perpetual growth rate
Expected life
Expected dividend
Discount rate
Fair value per unit (in Dollars per Share)	5.56